Commonwealth Annuity and Life Insurance Company 132 Turnpike Road, Suite 210 Southborough, MA 01772 508-460-2400 – phone 508-460-2401 – fax	commonwealthannuity.com * 800.366.1492

Commonwealth Annuity and Life Insurance Company

a Goldman Sachs Company

SEMI-ANNUAL REPORT – 6/30/2008

FOR CONTRACT HOLDERS OF:	Commonwealth Annuity Advantage IV and
Commonwealth Annuity Preferred Plus

September 16, 2008

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Subj:	Commonwealth Annuity Separate Account A 1940 Act Registration Number: 811-22024 1933 Act Registration Numbers: 333-141045 and 333-141019

CIK: 0001391312
Rule N30-d Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), Commonwealth Annuity Separate Account A, a unit investment trust registered under the Act, mailed to its contract owners the semi-annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following semi-annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
Goldman Sachs Variable Insurance Trust	1046292	August 28, 2008
AIM Variable Insurance Funds	896435	August 25, 2008
AllianceBernstein Variable Products Series Fund, Inc.	825316	August 25, 2008
Franklin Templeton Variable Insurance Products Trust	837274	August 27, 2008 August 27, 2008 August 27, 2008
Janus Aspen Series	906185	August 27, 2008
Oppenheimer Variable Account Funds	752737	August 26, 2008
Pioneer Variable Contracts Trust	930709	August 26, 2008
Goldman Sachs Trust	822977	July 7, 2008 July 7, 2008 July 7, 2008 July 7, 2008

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

/s/ JON-LUC DUPUY

Jon-Luc Dupuy
Vice President, Assistant General Counsel

and Assistant Corporate Secretary

Commonwealth Annuity and Life Insurance Company

132 Turnpike Road, Suite 210 * Southborough, MA 01772